Goodwill and Other Intangible Assets (Schedule of Changes in the Carrying Amount of Goodwill) (Details) (USD $)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Goodwill and Other Intangible Assets [Abstract]
Goodwill as of December 31, 2014	$ 1,323,502,000
Goodwill impairment charges	(150,400,000)
Goodwill acquired	1,000,000
Translation differences	(3,000,000)
Goodwill as of March 31, 2015	$ 1,171,077,000